Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000.00
Total Fee Amount	34,800.00
Total Offset Amount	0.00
Net Fee	$ 34,800.00
Offering Table N/A
Offset Table N/A	N/A